Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class A
Trading Symbol	ARMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	0.65%
[1]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Ultra-Short Income Fund returned 4.71%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	4.71	3.57	3.03
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 480,402,705
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 944,745
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C
Trading Symbol	LWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	1.41%
[4]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Ultra-Short Income Fund returned 4.02%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	4.02	2.77	2.41
Class C (with sales charge)	3.02	2.77	2.41
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 480,402,705
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 944,745
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class C1
Trading Symbol	ARMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$141	1.38%
[7]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C1 shares of Western Asset Ultra-Short Income Fund returned 4.07%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C1	4.07	2.96	2.41
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 480,402,705
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 944,745
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class I
Trading Symbol	SBAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.38%
[10]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Ultra-Short Income Fund returned 5.11%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	5.11	3.85	3.29
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 480,402,705
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 944,745
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Ultra-Short Income Fund
Class Name	Class IS
Trading Symbol	ARMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
[13]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Ultra-Short Income Fund returned 5.03%. The Fund compares its performance to the ICE  BofA 3-Month U.S. Treasury Bill Index, which returned 3.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-quality non-agency mortgage-backed security (MBS) and asset-backed security (ABS) positioning
↑	Investment-grade credit positioning
↑	Agency MBS positioning

Top detractors from performance:
↓	Duration positioning
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve exposure, which contributed to performance. Index credit default swaps were used to manage credit exposure, which minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	5.03	3.88	3.34
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 480,402,705
Holdings Count | $ / shares	531
Advisory Fees Paid, Amount	$ 944,745
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$480,402,705
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$944,745
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2026, Mark S. Lindbloom, Amit Chopra, and Rafael Zielonka joined the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.